                             BHR INSTITUTIONAL FUNDS

                     SMITH GROUP LARGE CAP CORE GROWTH FUND

                                 CLASS I SHARES
                                 CLASS II SHARES

                         SUPPLEMENT DATED MARCH 18, 2009
                    TO THE PROSPECTUS DATED JANUARY 31, 2009

Effective immediately, John D. Ingle, Jr. is no longer a member of the investment team for the Smith Group Large Cap Core Growth Fund. As a result, information on page 8 of the Prospectus regarding Mr. Ingle is hereby deleted.

                             BHR INSTITUTIONAL FUNDS

                     SMITH GROUP LARGE CAP CORE GROWTH FUND

                                 CLASS I SHARES
                                 CLASS II SHARES

                         SUPPLEMENT DATED MARCH 18, 2009
    TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED JANUARY 31, 2009

Effective immediately, John D. Ingle, Jr. is no longer a member of the investment team for the Smith Group Large Cap Core Growth Fund. As a result, information on pages 15 and 16 of the SAI regarding Mr. Ingle is hereby deleted.